LOSS PER SHARE	12 Months Ended
Dec. 31, 2017
LOSS PER SHARE
LOSS PER SHARE

17.  LOSS PER SHARE

Basic and diluted loss per share for each of the years presented are calculated as follows:

	For the year ended December 31,
	2015	2016	2017	2017	2017	2017	2017	2017
	Ordinary shares	Ordinary shares	Class A	Class A	Class B	Class B	Class C	Class C
	RMB	RMB	RMB	US$	RMB	US$	RMB	US$
Basic loss per share:
Numerator:
Net loss attributable to BEST Inc.	(1,059,443)	(1,363,480)	(612,133)	(94,082)	(219,898)	(33,798)	(395,862)	(60,843)
Accretion to redemption value of redeemable convertible preferred shares	(3,996,288)	(3,661,975)	—	—	—	—	—	—
Deemed dividend-Repurchase of redeemable convertible preferred shares	—	(160,891)	—	—	—	—	—	—
Deemed dividend-Modification of redeemable convertible preferred shares	—	(423,979)	—	—	—	—	—	—
Deemed dividend-Extinguishment loss of Series D redeemable convertible preferred shares	(296,677)	—	—	—	—	—	—	—

Net loss attributable to ordinary shareholders—basic	(5,352,408)	(5,610,325)	(612,133)	(94,082)	(219,898)	(33,798)	(395,862)	(60,843)

Denominator:
Weighted average number of ordinary shares outstanding—basic	60,000,000	60,000,000	73,900,022	73,900,022	26,547,262	26,547,262	47,790,698	47,790,698

Basic loss per share	(89.21)	(93.51)	(8.28)	(1.27)	(8.28)	(1.27)	(8.28)	(1.27)

	For the year ended December 31,
	2015	2016	2017	2017	2017	2017	2017	2017
	Ordinary shares	Ordinary shares	Class A	Class A	Class B	Class B	Class C	Class C
	RMB	RMB	RMB	US$	RMB	US$	RMB	US$
Diluted loss per share:
Numerator:
Net loss attributable to ordinary shareholders—basic	(5,352,408)	(5,610,325)	(612,133)	(94,082)	(219,898)	(33,798)	(395,862)	(60,843)
Reallocation of net loss attributable to ordinary shareholders as a result of conversion of Class C and Class B to Class A ordinary shares (Note 19)	—	—	(615,760)	(94,641)	—	—	—	—

Net loss attributable to ordinary shareholders—diluted	(5,352,408)	(5,610,325)	(1,227,893)	(188,723)	(219,898)	(33,798)	(395,862)	(60,843)

Denominator:
Weighted average number of ordinary shares outstanding—basic	60,000,000	60,000,000	73,900,022	73,900,022	26,547,262	26,547,262	47,790,698	47,790,698
Conversion of Class C and Class B to Class A ordinary shares (Note 19)	—	—	74,337,960	74,337,960	—	—	—	—

Weighted average number of ordinary shares outstanding - diluted	60,000,000	60,000,000	148,237,982	148,237,982	26,547,262	26,547,262	47,790,698	47,790,698

Diluted loss per share	(89.21)	(93.51)	(8.28)	(1.27)	(8.28)	(1.27)	(8.28)	(1.27)

For the years ended December 31, 2015 and 2016, the computation of basic loss per share using the two-class method is not applicable as the Company is in a net loss position and the Preferred Shares do not have contractual rights and obligations to share in the losses of the Company. For the year ended December 31, 2017, the two-class method is applicable because the Company has three classes of ordinary shares outstanding, Class A, Class B and Class C ordinary shares, respectively (Note 19). The effects of all outstanding Preferred Shares, share options and restricted share units were excluded from the computation of diluted loss per share for the years ended December 31, 2015, 2016 and 2017 as their effects would be anti-dilutive.